Loans, Allowance for Loan Losses and Impaired Loans (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Receivables [Abstract]
Major classifications of loans

Loans by classes within portfolio segments as of September 30, 2016 and 2015, respectively, were as follows:

	September 30, 2016	September 30, 2015
Originated Loans:
Residential real estate:
One to four family	$160,961	$181,205
Commercial/Agricultural real estate:
Commercial real estate	58,768	39,882
Agricultural real estate	3,418	2,415
Multi-family real estate	18,935	14,869
Construction and land development	12,977	6,099
Consumer non-real estate:
Originated indirect paper	119,073	130,993
Purchased indirect paper	49,221	39,705
Other Consumer	18,926	22,902
Commercial/Agricultural non-real estate:
Commercial non-real estate	17,969	6,292
Agricultural non-real estate	9,994	3,718

Total originated loans	$470,242	$448,080
Acquired Loans:
Residential real estate:
One to four family	$26,777	$—
Commercial/Agricultural real estate:
Commercial real estate	30,172	—
Agricultural real estate	24,780	—
Multi-family real estate	200	—
Construction and land development	3,603	—
Consumer non-real estate:
Other Consumer	789	—
Commercial/Agricultural non-real estate:
Commercial non-real estate	13,032	—
Agricultural non-real estate	4,653	—

Total acquired loans	$104,006	$—
Total Loans:
Residential real estate:
One to four family	$187,738	$181,205
Commercial/Agricultural real estate:
Commercial real estate	88,940	39,882
Agricultural real estate	28,198	2,415
Multi-family real estate	19,135	14,869
Construction and land development	16,580	6,099
Consumer non-real estate:
Originated indirect paper	119,073	130,993
Purchased indirect paper	49,221	39,705
Other Consumer	19,715	22,902
Commercial/Agricultural non-real estate:
Commercial non-real estate	31,001	6,292
Agricultural non-real estate	14,647	3,718

Gross loans	$574,248	$448,080
Less:
Net deferred loan costs (fees)	191	2,430
Allowance for loan losses	(6,068)	(6,496)

Loans receivable, net	$568,371	$444,014

Schedule of loans by risk rating

Below is a summary of originated and acquired loans by type and risk rating as of March 31, 2017:

	1 to 5	6	7	8	9	TOTAL
Originated Loans:
Residential real estate:
One to four family	$141,894	$—	$1,965	$—	$—	$143,859
Commercial/Agricultural real estate:
Commercial real estate	75,510	—	—	—	—	75,510
Agricultural real estate	6,817	—	—	—	—	6,817
Multi-family real estate	17,538	—	—	—	—	17,538
Construction and land development	13,166	—	—	—	—	13,166
Consumer non-real estate:
Originated indirect paper	102,821	9	190	—	1	103,021
Purchased indirect paper	38,201	—	—	—	—	38,201
Other Consumer	15,883	—	152	—	—	16,035
Commercial/Agricultural non-real estate:
Commercial non-real estate	20,076	—	160	—	—	20,236
Agricultural non-real estate	10,174	460	93	—	—	10,727

Total originated loans	$442,080	$469	$2,560	$—	$1	$445,110
Acquired Loans:
Residential real estate:
One to four family	$21,674	$473	$152	$—	$—	$22,299
Commercial/Agricultural real estate:
Commercial real estate	26,780	33	430	—	—	27,243
Agricultural real estate	17,203	10	4,112	—	—	21,325
Multi-family real estate	—	—	—	—	—	—
Construction and land development	2,125	—	123	—	—	2,248
Consumer non-real estate:
Other Consumer	494	4	3	—	—	501
Commercial/Agricultural non-real estate:
Commercial non-real estate	10,540	—	1,390	—	—	11,930
Agricultural non-real estate	4,115	7	99	—	—	4,221

Total acquired loans	$82,931	$527	$6,309	$—	$—	$89,767
Total Loans:
Residential real estate:
One to four family	$163,568	$473	$2,117	$—	$—	$166,158
Commercial/Agricultural real estate:
Commercial real estate	102,290	33	430	—	—	102,753
Agricultural real estate	24,020	10	4,112	—	—	28,142
Multi-family real estate	17,538	—	—	—	—	17,538
Construction and land development	15,291	—	123	—	—	15,414
Consumer non-real estate:
Originated indirect paper	102,821	9	190	—	1	103,021
Purchased indirect paper	38,201	—	—	—	—	38,201
Other Consumer	16,377	4	155	—	—	16,536
Commercial/Agricultural non-real estate:
Commercial non-real estate	30,616	—	1,550	—	—	32,166
Agricultural non-real estate	14,289	467	192	—	—	14,948

Gross loans	$525,011	$996	$8,869	$—	$1	$534,877

Less:
Net deferred loan costs (fees)						(69)
Allowance for loan losses						(5,835)

Loans receivable, net						$528,973

Below is a summary of originated loans by type and risk rating as of September 30, 2016:

	1 to 5	6	7	8	9	TOTAL
Originated Loans:
Residential real estate:
One to four family	$159,244	$—	$1,632	$—	$85	$160,961
Commercial/Agricultural real estate:
Commercial real estate	58,768	—	—	—	—	58,768
Agricultural real estate	3,418	—	—	—	—	3,418
Multi-family real estate	18,935	—	—	—	—	18,935
Construction and land development	12,977	—	—	—	—	12,977
Consumer non-real estate:
Originated indirect paper	118,809	10	254	—	—	119,073
Purchased indirect paper	49,221	—	—	—	—	49,221
Other Consumer	18,889	—	37	—	—	18,926
Commercial/Agricultural non-real estate:
Commercial non-real estate	17,790	—	179	—	—	17,969
Agricultural non-real estate	9,994	—	—	—	—	9,994

Total originated loans	$468,045	$10	$2,102	$—	$85	$470,242
Acquired Loans:
Residential real estate:
One to four family	$25,613	$603	$561	$—	$—	$26,777
Commercial/Agricultural real estate:
Commercial real estate	29,607	167	398	—	—	30,172
Agricultural real estate	21,922	11	2,847	—	—	24,780
Multi-family real estate	200	—	—	—	—	200
Construction and land development	3,487	—	116	—	—	3,603
Consumer non-real estate:
Other Consumer	746	11	32	—	—	789
Commercial/Agricultural non-real estate:
Commercial non-real estate	13,010	11	11	—	—	13,032
Agricultural non-real estate	4,546	7	100	—	—	4,653

Total acquired loans	$99,131	$810	$4,065	$—	$—	$104,006
Total Loans:
Residential real estate:
One to four family	$184,857	$603	$2,193	$—	$85	$187,738
Commercial/Agricultural real estate:
Commercial real estate	88,375	167	398	—	—	88,940
Agricultural real estate	25,340	11	2,847	—	—	28,198
Multi-family real estate	19,135	—	—	—	—	19,135
Construction and land development	16,464	—	116	—	—	16,580
Consumer non-real estate:
Originated indirect paper	118,809	10	254	—	—	119,073
Purchased indirect paper	49,221	—	—	—	—	49,221
Other Consumer	19,635	11	69	—	—	19,715
Commercial/Agricultural non-real estate:
Commercial non-real estate	30,800	11	190	—	—	31,001
Agricultural non-real estate	14,540	7	100	—	—	14,647

Gross loans	$567,176	$820	$6,167	$—	$85	$574,248

Less:
Net deferred loan costs (fees)						191
Allowance for loan losses						(6,068)

Loans receivable, net						$568,371

Below is a breakdown of loans by risk rating as of September 30, 2016:

	1 to 5	6	7	8	9	TOTAL
Originated Loans:
Residential real estate:
One to four family	$159,244	$—	$1,632	$—	$85	$160,961
Commercial/Agricultural real estate:
Commercial real estate	58,768	—	—	—	—	58,768
Agricultural real estate	3,418	—	—	—	—	3,418
Multi-family real estate	18,935	—	—	—	—	18,935
Construction and land development	12,977	—	—	—	—	12,977
Consumer non-real estate:
Originated indirect paper	118,809	10	254	—	—	119,073
Purchased indirect paper	49,221	—	—	—	—	49,221
Other Consumer	18,889	—	37	—	—	18,926
Commercial/Agricultural non-real estate:
Commercial non-real estate	17,790	—	179	—	—	17,969
Agricultural non-real estate	9,994	—	—	—	—	9,994

Total originated loans	$468,045	$10	$2,102	$—	$85	$470,242
Acquired Loans:
Residential real estate:
One to four family	$25,613	$603	$561	$—	$—	$26,777
Commercial/Agricultural real estate:
Commercial real estate	29,607	167	398	—	—	30,172
Agricultural real estate	21,922	11	2,847	—	—	24,780
Multi-family real estate	200	—	—	—	—	200
Construction and land development	3,487	—	116	—	—	3,603
Consumer non-real estate:
Other Consumer	746	11	32	—	—	789
Commercial/Agricultural non-real estate:

Commercial non-real estate	13,010	11	11	—	—	13,032
Agricultural non-real estate	4,546	7	100	—	—	4,653

Total acquired loans	$99,131	$810	$4,065	$—	$—	$104,006
Total Loans:
Residential real estate:
One to four family	$184,857	$603	$2,193	$—	$85	$187,738
Commercial/Agricultural real estate:
Commercial real estate	88,375	167	398	—	—	88,940
Agricultural real estate	25,340	11	2,847	—	—	28,198
Multi-family real estate	19,135	—	—	—	—	19,135
Construction and land development	16,464	—	116	—	—	16,580
Consumer non-real estate:
Originated indirect paper	118,809	10	254	—	—	119,073
Purchased indirect paper	49,221	—	—	—	—	49,221
Other Consumer	19,635	11	69	—	—	19,715
Commercial/Agricultural non-real estate:
Commercial non-real estate	30,800	11	190	—	—	31,001
Agricultural non-real estate	14,540	7	100	—	—	14,647

Gross loans	$567,176	$820	$6,167	$—	$85	$574,248

Less:
Net deferred loan costs (fees)						191
Allowance for loan losses						(6,068)

Loans receivable, net						$568,371

Below is a breakdown of loans by risk rating as of September 30, 2015:

	1 to 5	6	7	8	9	TOTAL
Residential real estate:
One to four family	$179,945	$—	$1,260	$—	$—	$181,205
Commercial/Agricultural real estate:
Commercial real estate	39,882	—	—	—	—	39,882
Agricultural real estate	2,415	—	—	—	—	2,415
Multi-family real estate	14,869	—	—	—	—	14,869
Construction and land development	6,099	—	—	—	—	6,099
Consumer non-real estate:
Originated indirect paper	130,701	—	285	—	7	130,993
Purchased indirect paper	39,527	—	178	—	—	39,705
Other Consumer	22,817	—	85	—	—	22,902
Commercial/Agricultural non-real estate:
Commercial non-real estate	6,292	—	—	—	—	6,292
Agricultural non-real estate	3,718	—	—	—	—	3,718

Gross loans	$446,265	$—	$1,808	$—	$7	$448,080
Less:
Net deferred loan costs (fees)						2,430
Allowance for loan losses						(6,496)

Loans receivable, net						$444,014

A summary of the changes in loans

A summary of the changes in those loans during the last two fiscal years is as follows:

	September 30,
	2016	2015
Balance—beginning of year	$232	$129
New loan originations	1	137
Repayments	(12)	(34)

Balance—end of year	$221	$232

Available and unused lines of credit	$18	$18

Changes in a specific component on impaired loans and a general component for non-impaired loans for the periods

Changes in the ALL by loan type for the periods presented below were as follows:

	Residential Real Estate	Commercial/ Agriculture Real Estate	Consumer Non-real Estate	Commercial/ Agricultural Non-real Estate	Unallocated	Total
Six Months Ended March 31, 2017:
Allowance for Loan Losses:
Beginning balance, October 1, 2016	$2,039	$1,883	$1,466	$652	$28	$6,068
Charge-offs	(110)	—	(239)	(2)	—	(351)
Recoveries	4	—	113	1	—	118
Provision	—	—	—	—	—	—
Allowance allocation adjustment	(226)	305	(187)	3	105	—

Total Allowance on originated loans	$1,707	$2,188	$1,153	$654	$133	$5,835
Purchased credit impaired loans	—	—	—	—	—	—
Other acquired loans	—	—	—	—	—	—

Total Allowance on acquired loans	$—	$—	$—	$—	$—	$—

Ending balance, March 31, 2017	$1,707	$2,188	$1,153	$654	$133	$5,835

Allowance for Loan Losses at March 31, 2017:
Amount of allowance for loan losses arising from loans individually evaluated for impairment	$359	$—	$59	$47	$—	$465

Amount of allowance for loan losses arising from loans collectively evaluated for impairment	$1,348	$2,188	$1,094	$607	$133	$5,370

Loans Receivable as of March 31, 2017:						—
Ending balance of originated loans	$143,546	$112,016	$158,867	$30,612	$—	$445,041
Ending balance of purchased credit-impaired loans	250	1,832	4	932	—	3,018
Ending balance of other acquired loans	22,049	48,984	497	15,219	—	86,749

Ending balance of loans	$165,845	$162,832	$159,368	$46,763	$—	$534,808

Ending balance: individually evaluated for impairment	$4,481	$—	$631	$713	$—	$5,825

Ending balance: collectively evaluated for impairment	$161,364	$162,832	$158,737	$46,050	$—	$528,983

	Residential Real Estate	Commercial/ Agriculture Real Estate	Consumer and other Non-real Estate	Unallocated	Total
Six months ended March 31, 2016:
Allowance for Loan Losses:
Beginning balance, October 1, 2015	$2,364	$1,617	$2,263	$252	$6,496
Charge-offs	(55)	—	(308)	—	(363)
Recoveries	4	—	91	—	95
Provision	30	10	35	—	75
Allowance allocation adjustment	(420)	208	182	30	—

Ending balance, March 31, 2016	$1,923	$1,835	$2,263	$282	$6,303

Allowance for Loan Losses at March 31, 2016:
Amount of allowance for loan losses arising from loans individually evaluated for impairment	$136	$—	$26	$—	$162

Amount of allowance for loan losses arising from loans collectively evaluated for impairment	$1,787	$1,835	$2,237	$282	$6,141

Loans Receivable as of March 31, 2016:					—
Ending balance of loans	$172,915	$85,821	$207,756	$—	$466,492

Ending balance: individually evaluated for impairment	$4,429	$—	$704	$—	$5,133

Ending balance: collectively evaluated for impairment	$168,486	$85,821	$207,052	$—	$461,359

Changes in the ALL by loan type for the periods presented below were as follows:

	Residential Real Estate	Commercial/ Agriculture Real Estate	Consumer Non-real Estate	Commercial/ Agricultural Non-real Estate	Unallocated	Total
Year Ended September 30, 2016:
Allowance for Loan Losses:
Beginning balance, October 1, 2015	$2,364	$989	$1,620	$1,271	$252	$6,496
Charge-offs	(140)		(460)	(118)	—	(718)
Recoveries	11	—	204	—	—	215
Provision	30	10	35	—	—	75
Allowance allocation adjustment	(226)	884	67	(501)	(224)	—

Total Allowance on originated loans	$2,039	$1,883	$1,466	$652	$28	$6,068
Purchased credit impaired loans	—	—	—	—	—	—
Other acquired loans	—	—	—	—	—	—

Total Allowance on acquired loans	$—	$—	$—	$—	$—	$—

Ending balance, September 30, 2016	$2,039	$1,883	$1,466	$652	$28	$6,068

Allowance for Loan Losses at September 30, 2016:
Amount of allowance for loan losses arising from loans individually evaluated for impairment	$503	$—	$85	$40	$—	$628

Amount of allowance for loan losses arising from loans collectively evaluated for impairment	$1,536	$1,883	$1,381	$612	$28	$5,440

Loans Receivable as of September 30, 2016:						—
Ending balance of originated loans	$160,655	$92,374	$189,441	$27,963	$—	$470,433
Ending balance of purchased credit-impaired loans	577	2,309	4	897	—	3,787
Ending balance of other acquired loans	26,200	56,446	785	16,788		100,219

Ending balance of loans	$187,432	$151,129	$190,230	$45,648	$—	$574,439

Ending balance: individually evaluated for impairment	$4,640	$—	$578	$179	$—	$5,397

Ending balance: collectively evaluated for impairment	$182,792	$151,129	$189,652	$45,469	$—	$569,042

	Residential Real Estate	Commercial/ Agriculture Real Estate	Consumer Non-real Estate	Commercial/ Agricultural Non-real Estate	Unallocated	Total
Year ended September 30, 2015
Allowance for Loan Losses:
Beginning balance, October 1, 2014	$2,759	$—	$3,747	$—	$—	$6,506
Charge-offs	(405)	—	(601)	—	—	(1,006)
Recoveries	69	—	271	—	—	340
Provision	382	16	258	—	—	656
Allowance allocation adjustment	(441)	973	(2,055)	1,271	252	—

Ending balance, September 30, 2015	$2,364	$989	$1,620	$1,271	$252	$6,496

Allowance for Loan Losses at September 30, 2015:
Amount of allowance for loan losses arising from loans individually evaluated for impairment	$463	$—	$119	$—	$—	$582

Amount of allowance for loan losses arising from loans collectively evaluated for impairment	$1,901	$989	$1,501	$1,271	$252	$5,914

Loans Receivable as of September 30, 2015:
Ending balance	$180,693	$63,266	$196,541	$10,010	$—	$450,510

Ending balance: individually evaluated for impairment	$4,466	$—	$848	$—	$—	$5,314

Ending balance: collectively evaluated for impairment	$176,227	$63,266	$195,693	$10,010	$—	$445,196

Loans receivable

Loans receivable by loan type as of the end of the periods shown below were as follows:

	Residential Real Estate		Commercial/Agriculture Real Estate Loans		Consumer non-Real Estate		Commercial/Agriculture non-Real Estate		Totals
	March 31, 2017	September 30, 2016	March 31, 2017	September 30, 2016	March 31, 2017	September 30, 2016	March 31, 2017	September 30, 2016	March 31, 2017	September 30, 2016
Performing loans
Performing TDR loans	$2,684	$3,955	$—	$1,378	$340	$288	$43	$1,478	$3,067	$7,099
Performing loans other	161,514	181,734	160,024	148,803	158,781	189,641	45,079	43,892	525,398	564,070

Total performing loans	164,198	185,689	160,024	150,181	159,121	189,929	45,122	45,370	528,465	571,169
Nonperforming loans (1)
Nonperforming TDR loans	369	516	—	948	35	43	—	99	404	1,606
Nonperforming loans other	1,278	1,227	2,808	—	212	258	1,641	179	5,939	1,664

Total nonperforming loans	1,647	1,743	2,808	948	247	301	1,641	278	6,343	3,270

Total loans	$165,845	$187,432	$162,832	$151,129	$159,368	$190,230	$46,763	$45,648	$534,808	$574,439

(1)	Nonperforming loans are either 90+ days past due or nonaccrual.

Loans receivable by loan type as of the end of the periods shown below were as follows:

	Residential Real Estate		Commercial /Agriculture Real Estate Loans		Consumer non-Real Estate		Commercial /Agriculture non-Real Estate		Totals
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
Performing loans
Performing TDR loans	$3,955	$3,206	$1,378	$—	$288	$472	$1,478	$—	$7,099	$3,678
Performing loans other	181,734	176,650	148,803	63,266	189,641	195,685	43,892	10,010	564,070	445,611

Total performing loans	185,689	179,856	150,181	63,266	189,929	196,157	45,370	10,010	571,169	449,289
Nonperforming loans (1)
Nonperforming TDR loans	516	273	948	—	43	59	99	—	1,606	332
Nonperforming loans other	1,227	564	—	—	258	325	179	—	1,664	889

Total nonperforming loans	1,743	837	948	—	301	384	278	—	3,270	1,221

Total loans	$187,432	$180,693	$151,129	$63,266	$190,230	$196,541	$45,648	$10,010	$574,439	$450,510

Aging analysis of the Bank real estate and consumer loans

An aging analysis of the Company’s residential real estate, commercial/agriculture real estate, consumer and other loans and purchased third party loans as of March 31, 2017 and September 30, 2016, respectively, was as follows:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days	Total Past Due	Current	Total Loans	Nonaccrual Loans	Recorded Investment > 89 Days and Accruing
March 31, 2017
Residential real estate:
One to four family	$1,558	$—	$1,424	$2,982	$163,176	$166,158	$1,212	$435
Commercial/Agricultural real estate:
Commercial real estate	176	4	103	283	102,470	102,753	341	—
Agricultural real estate	20	31	2,364	2,415	25,727	28,142	2,364	—
Multi-family real estate	148	—	—	148	17,390	17,538	—	—
Construction and land development	—	—	34	34	15,380	15,414	103	—
Consumer non-real estate:
Originated indirect paper	346	30	27	403	102,618	103,021	72	6
Purchased indirect paper	715	208	121	1,044	37,157	38,201	—	121
Other Consumer	33	47	26	106	16,430	16,536	34	14
Commercial/Agricultural non-real estate:
Commercial non-real estate	67	—	137	204	31,962	32,166	1,551	—
Agricultural non-real estate	66	—	90	156	14,792	14,948	90	—

Total	$3,129	$320	$4,326	$7,775	$527,102	$534,877	$5,767	$576

September 30, 2016
Residential real estate:
One to four family	$1,062	$892	$1,238	$3,192	$184,546	$187,738	$1,595	$123
Commercial/Agricultural real estate:
Commercial real estate	33	83	367	483	88,457	88,940	483	—
Agricultural real estate	—	—	623	623	27,575	28,198	623	—
Multi-family real estate	—	—	—	—	19,135	19,135	—	—
Construction and land development	27	—	35	62	16,518	16,580	—	—
Consumer non-real estate:
Originated indirect paper	204	30	122	356	118,717	119,073	158	53
Purchased indirect paper	338	286	199	823	48,398	49,221	—	199
Other Consumer	104	16	34	154	19,561	19,715	54	5
Commercial/Agricultural non-real estate:
Commercial non-real estate	9	2	155	166	30,835	31,001	188	—
Agricultural non-real estate	—	60	90	150	14,497	14,647	90	—

Total	$1,777	$1,369	$2,863	$6,009	$568,239	$574,248	$3,191	$380

An aging analysis of the Company’s consumer real estate, commercial/agriculture real estate, consumer and other loans and purchased third party loans as of September 30, 2016 and 2015, respectively, was as follows:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days	Total Past Due	Current	Total Loans	Nonaccrual Loans	Recorded Investment > 89 Days and Accruing
September 30, 2016
Residential real estate:
One to four family	$1,062	$892	$1,238	$3,192	$184,546	$187,738	$1,595	$123
Commercial/Agricultural real estate:
Commercial real estate	33	83	367	483	88,457	88,940	483	—
Agricultural real estate	—	—	623	623	27,575	28,198	623	—
Multi-family real estate	—	—	—	—	19,135	19,135	—	—
Construction and land development	27	—	35	62	16,518	16,580	—	—
Consumer non-real estate:
Originated indirect paper	204	30	122	356	118,717	119,073	158	53
Purchased indirect paper	338	286	199	823	48,398	49,221	—	199
Other Consumer	104	16	34	154	19,561	19,715	54	5
Commercial/Agricultural non-real estate:
Commercial non-real estate	9	2	155	166	30,835	31,001	188	—
Agricultural non-real estate	—	60	90	150	14,497	14,647	90	—

Total	$1,777	$1,369	$2,863	$6,009	$568,239	$574,248	$3,191	$380

September 30, 2015
Residential real estate:
One to four family	$555	$500	$387	$1,442	$179,764	$181,206	$592	$244
Commercial/Agricultural real estate:
Commercial real estate	—	—	—	—	39,883	39,883	—	—
Agricultural real estate	—	—	—	—	2,415	2,415	—	—
Multi-family real estate	—	—	—	—	14,869	14,869	—	—
Construction and land development	—	—	—	—	6,099	6,099	—	—
Consumer non-real estate:
Originated indirect paper	321	47	120	488	130,505	130,993	113	47
Purchased indirect paper	238	189	177	604	39,101	39,705	—	177
Other Consumer	65	18	15	98	22,802	22,900	43	5
Commercial/Agricultural non-real estate:
Commercial non-real estate	—	—	—	—	6,292	6,292	—	—
Agricultural non-real estate	—	—	—	—	3,718	3,718	—	—

Total	$1,179	$754	$699	$2,632	$445,448	$448,080	$748	$473

Bank impaired loans

A summary of the Company’s impaired loans as of March 31, 2017 and September 30, 2016 was as follows:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
March 31, 2017
With No Related Allowance Recorded:
Residential real estate	$2,976	$2,976	$—	$3,392	$21
Commercial/agriculture real estate	1,832	1,832	—	2,079	—
Consumer non-real estate	357	357	—	302	10
Commercial/agricultural non-real estate	1,508	1,508	—	1,543	22

Total	$6,673	$6,673	$—	$7,316	$53
With An Allowance Recorded:
Residential real estate	$1,755	$1,755	$359	$1,823	$16
Commercial/agriculture real estate	—	—	—	—	—
Consumer non-real estate	278	278	59	310	—
Commercial/agricultural non-real estate	137	137	47	158	—

Total	$2,170	$2,170	$465	$2,291	$16
March 31, 2017 Totals:
Residential real estate	$4,731	$4,731	$359	$5,215	$37
Commercial/agriculture real estate	1,832	1,832	—	2,079	—
Consumer non-real estate	635	635	59	612	10
Commercial/agricultural non-real estate	1,645	1,645	47	1,701	22

Total	$8,843	$8,843	$465	$9,607	$69

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
September 30, 2016
With No Related Allowance Recorded:
Residential real estate	$3,807	$3,807	$—	$3,817	$132
Commercial/agriculture real estate	2,326	2,326	—	2,326	27
Consumer non-real estate	247	247	—	451	36
Commercial/agricultural non-real estate	1,577	1,577	—	1,577	42

Total	$7,957	$7,957	$—	$8,171	$237
With An Allowance Recorded:
Residential real estate	$1,891	$1,891	$503	$1,808	$50
Commercial/agriculture real estate	—	—	—	—	—
Consumer non-real estate	342	342	76	339	10
Commercial/agricultural non-real estate	179	179	27	36	1

Total	$2,412	$2,412	$606	$2,183	$61
September 30, 2016 Totals:
Residential real estate	$5,698	$5,698	$503	$5,625	$182
Commercial/agriculture real estate	2,326	2,326	—	2,326	27
Consumer non-real estate	589	589	76	790	46
Commercial/agricultural non-real estate	1,756	1,756	27	1,613	43

Total	$10,369	$10,369	$606	$10,354	$298

A summary of the Company’s impaired loans as of September 30, 2016 and September 30, 2015 was as follows:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2016
With No Related Allowance Recorded:
Residential real estate	$3,807	$3,807	$—	$3,817	$132
Commercial/agriculture real estate	2,326	2,326	—	2,326	27
Consumer non-real estate	247	247	—	451	36
Commercial/agricultural non-real estate	1,577	1,577	—	1,577	42

Total	$7,957	$7,957	$—	$8,171	$237
With An Allowance Recorded:
Residential real estate	$1,891	$1,891	$503	$1,808	$50
Commercial/agriculture real estate	—	—	—	—	—
Consumer non-real estate	342	342	76	339	10
Commercial/agricultural non-real estate	179	179	27	36	1

Total	$2,412	$2,412	$606	$2,183	$61
2016 Totals:
Residential real estate	$5,698	$5,698	$503	$5,625	$182
Commercial/agriculture real estate	2,326	2,326	—	2,326	27
Consumer non-real estate	589	589	76	790	46
Commercial/agricultural non-real estate	1,756	1,756	27	1,613	43

Total	$10,369	$10,369	$606	$10,354	$298

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2015
With No Related Allowance Recorded:
Residential real estate	$2,494	$2,494	$—	$3,178	$136
Commercial/agriculture real estate	—	—	—	—	—
Consumer non-real estate	471	471	—	485	35
Commercial/agricultural non-real estate	—	—	—	—	—

Total	$2,965	$2,965	$—	$3,663	$171
With An Allowance Recorded:
Residential real estate	$1,972	$1,972	$463	$2,220	$61
Commercial/agriculture real estate	—	—	—	—	—
Consumer non-real estate	377	377	119	556	23
Commercial/agricultural non-real estate	—	—	—	—	—

Total	$2,349	$2,349	$582	$2,776	$84
2015 Totals:
Residential real estate	$4,466	$4,466	$463	$5,398	$197
Commercial/agriculture real estate	—	—	—	—	—
Consumer non-real estate	848	848	119	1,041	58
Commercial/agricultural non-real estate	—	—	—	—	—

Total	$5,314	$5,314	$582	$6,439	$255

Troubled debt restructuring, loans by accrual status

Following is a summary of TDR loans by accrual status as of September 30, 2016 and September 30, 2015. There were no TDR commitments or unused lines of credit as of September 30, 2016 and September 30, 2015.

	September 30,
	2016	2015
Troubled debt restructure loans:
Accrual status	$3,218	$3,678
Non-accrual status	515	332

Total	$3,733	$4,010

Troubled Debt Restructuring

Following is a summary of TDR loans by accrual status as of March 31, 2017 and September 30, 2016. There were no TDR commitments or unused lines of credit as of March 31, 2017.

	March 31, 2017	September 30, 2016
Troubled debt restructure loans:
Accrual status	$3,067	$3,218
Non-accrual status	404	515

Total	$3,471	$3,733

The following provides detail, including specific reserve and reasons for modification, related to loans identified as TDRs during the six months ended March 31, 2017 and the year ended September 30, 2016:

	Number of Contracts	Modified Rate	Modified Payment	Modified Under- writing	Other	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Specific Reserve
Six months ended March 31, 2017
TDRs:
Residential real estate	3	$—	$—	$73	$57	$130	$130	$—
Commercial/Agricultural real estate	—	—	—	—	—	—	—	—
Consumer non-real estate	3	—	—	4	24	28	28	—
Commercial/Agricultural non-real estate	1	—	—	—	43	43	43	—

Totals	7	$—	$—	$77	$124	$201	$201	$—

	Number of Contracts	Modified Rate	Modified Payment	Modified Under- writing	Other	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Specific Reserve
Year ended September 30, 2016
TDRs:
Residential real estate	4	$37	$—	$359	$—	$396	$396	$74
Commercial/Agricultural real estate	—	—	—	—	—	—	—	—
Consumer non-real estate	3	—	—	21	—	21	21	—
Commercial/Agricultural non-real estate	—	—	—	—	—	—	—	—

Totals	7	$37	$—	$380	$—	$417	$417	$74

A summary of loans by loan segment modified in a troubled debt restructuring as of March 31, 2017 and September 30, 2016, was as follows:

	March 31, 2017		September 30, 2016
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Troubled debt restructurings:
Residential real estate	29	$3,110	32	$3,413
Commercial/Agricultural real estate	—	—	—	—
Consumer non-real estate	23	318	21	320
Commercial/Agricultural non-real estate	1	43	—	—

Total troubled debt restructurings	53	$3,471	53	$3,733

The following table provides information related to restructured loans that were considered in default as of March 31, 2017 and September 30, 2016:

	March 31, 2017		September 30, 2016
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Troubled debt restructurings:
Residential real estate	4	$369	9	$516
Commercial/Agricultural real estate	—	—	6	948
Consumer non-real estate	4	35	4	43
Commercial/Agricultural non-real estate	—	—	2	99

Total troubled debt restructurings	8	$404	21	$1,606

The following provides detail, including specific reserve and reasons for modification, related to loans identified as TDRs during the years ended September 30, 2016 and September 30, 2015:

	Number of Contracts	Modified Rate	Modified Payment	Modified Under- writing	Other	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Specific Reserve
2016
TDRs:
Residential real estate	4	$37	$—	$359	$—	$396	$396	$74
Commercial/Agricultural real estate	—	—	—	—	—	—	—	—
Consumer non-real estate	3	—	—	21	—	21	21	—
Commercial/Agricultural non-real estate	—	—	—	—	—	—	—	—

Totals	7	$37	$—	$380	$—	$417	$417	$74

	Number of Contracts	Modified Rate	Modified Payment	Modified Under- writing	Other	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Specific Reserve
2015
TDRs
Residential real estate	7	$1,336	$—	$1,331	$812	$3,479	$3,479	$23
Commercial/Agricultural real estate	—	—	—	—	—	—	—	—
Consumer non-real estate	14	201	—	262	68	531	531	40
Commercial/Agricultural non-real estate	—	—	—	—	—	—	—	—

Totals	21	$1,537	$—	$1,593	$880	$4,010	$4,010	$63

Schedule of loans by loan class modified in a troubled debt restructuring

A summary of loans by loan class modified in a troubled debt restructuring as of September 30, 2016 and September 30, 2015, and during each of the twelve months then ended, was as follows:

	September 30, 2016		September 30, 2015
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Troubled debt restructurings:
Originated loans:
Residential real estate	32	$3,413	34	$3,479
Commercial/Agricultural real estate	—	—	—	—
Consumer non-real estate	21	320	39	531
Commercial/Agricultural non-real estate	—	—	—	—

Total originated loans	53	$3,733	73	$4,010

Schedule of restructured Loans In default

The following table provides information related to restructured loans that were considered in default as of September 30, 2016 and September 30, 2015:

	September 30, 2016		September 30, 2015
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment
Troubled debt restructurings:
Residential real estate	9	$516	3	$273
Commercial/Agricultural real estate	6	948	—	—
Consumer non-real estate	4	43	5	59
Commercial/Agricultural non-real estate	2	99	—	—

Total troubled debt restructurings	21	$1,606	8	$332

Schedule of acquired loans

The outstanding balance and the carrying amount of acquired loans included in the consolidated balance sheet are as follows:

March 31, 2017
Accountable for under ASC 310-30 (Purchased Credit Impaired “PCI” loans)
Outstanding balance	$3,018
Carrying amount	$1,754
Accountable for under ASC 310-20 (non-PCI loans)
Outstanding balance	$86,749
Carrying amount	$86,574
Total acquired loans
Outstanding balance	$89,767
Carrying amount	$88,328

All acquired loans were initially recorded at fair value at the acquisition date. The outstanding balance and the carrying amount of acquired loans included in the consolidated balance sheet are as follows:

September 30, 2016
Accountable for under ASC 310-30 (PCI loans)
Outstanding balance	3,787
Carrying amount	2,255
Accountable for under ASC 310-20 (non-PCI loans)
Outstanding balance	100,219
Carrying amount	100,027
Total acquired loans
Outstanding balance	104,006
Carrying amount	102,282

Schedule of accretable yield

The following table provides changes in accretable yield for all acquired loans accounted for under ASC 310-30:

March 31, 2017
Balance at beginning of period	$192
Acquisitions	—
Reduction due to unexpected early payoffs	—
Reclass from non-accretable difference	—
Disposals/transfers	—
Accretion	(17)

Balance at end of period	$175

The following table provides changes in accretable yield for all acquired loans accounted for under ASC 310-30:

May 16, 2016 to September 30, 2016
Balance at beginning of period	$—
Acquisitions	203
Reduction due to unexpected early payoffs	—
Reclass from non-accretable difference	—
Disposals/transfers	—
Accretion	(11)

Balance at end of period	$192

Schedule of purchased loans, impaired and non-impaired

The following table reflects amounts at acquisition for all purchased loans subject to ASC 310-30 (impaired and non-impaired) acquired from CBN:

	Acquired Impaired Loans	Acquired Performing Loans	Total Acquired Loans
Contractually required cash flows at acquisition	$3,698	$109,961	$113,659
Non-accretable difference (expected losses and foregone interest)	(1,749)	—	(1,749)

Cash flows expected to be collected at acquisition	1,949	109,961	111,910
Accretable yield	—	(203)	(203)

Basis in acquired loans at acquisition	$2,530	109,797	$112,327